Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss) income	$ (44,660)	$ 3,777	$ 77,366	$ 24,214
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	53,074	53,517	71,492	69,891
Amortization of debt issue costs and premium and accretion of discount	3,136	3,748	5,091	7,995
Write-off of debt issue costs, premium and discount accounted as loss on extinguishment	16,555
Provision for doubtful accounts and sundry losses	954	1,291	1,645	1,005
Deferred tax benefit	(6,723)	(4,662)	(66,568)	(22,083)
Share-based compensation	5,719	889	1,204	884
Realized loss on derivative				1,399
Unrealized (gain) loss of indemnification assets	(21)	(334)	(966)	292
Amortization of a contract liability		(703)	(703)	(7,440)
Loss on disposition of property and equipment	30	62	1,671	122
Earnings from equity method investment	(823)	(103)	(564)	(833)
Dividend received from equity investee	500	728	1,630	1,467
Prepayment penalty related to debt refinancing				(3,387)
Premium on issuance of long-term debt		2,000	2,000
(Increase) decrease in assets:
Accounts receivable, net	9,035	(3,831)	(15,966)	3,703
Prepaid expenses and other assets	(2,591)	2,414	2,257	(7,409)
Other long-term assets	(1,928)		(3,567)
Increase (decrease) in liabilities:
Accounts payable and accrued liabilities	(18,485)	11,476	6,800	(1,977)
Income tax payable	(2,713)	(1,201)	(424)	944
Unearned income	2,625	35	266	584
Total adjustments	58,344	65,326	5,298	45,157
Net cash (used in) provided by operating activities	13,684	69,103	82,664	69,371
Cash flows from investing activities
Decrease (increase) in restricted cash	(157)	582	349	812
Intangible assets acquired	(9,591)	(5,430)	(10,896)	(14,466)
Property and equipment acquired	(7,380)	(7,540)	(16,613)	(8,963)
Proceeds from sales of property and equipment	16	80	118	114
Acquisition of an equity method investment				(9,244)
Net cash used in investing activities	(17,112)	(12,308)	(27,042)	(31,747)
Cash flows from financing activities
Proceeds from initial public offering, net of offering costs of $12,567	112,369
Proceeds from issuance of debt	700,000	208,725	208,725
Statutory minimum withholding taxes paid on cashless exercises of stock options	(16,704)
Debt issuance costs	(12,077)	(2,174)	(2,174)
Repayment of short-term borrowings, net	(22,663)
Short-term borrowings			26,995
Proceeds from new short-term borrowing for purchase of equipment	1,800
Dividends paid	(8,192)	(269,772)	(319,959)
Tax windfall benefits on exercises of stock options and vesting of restricted stocks	1,627
Issuance of common stock	91	450	450	2,641
Repayment of other financing agreement	(224)	(112)	(225)	(674)
Repayment and repurchase of long-term debt	(750,273)			(38,590)
Net cash (used in) provided by financing activities	5,754	(62,883)	(86,188)	(36,623)
Net (decrease) increase in cash	2,326	(6,088)	(30,566)	1,001
Cash at beginning of the period	25,634	56,200	56,200	55,199
Cash at end of the period	27,960	50,112	25,634	56,200
Supplemental disclosure of cash flow information:
Dividend declared not received from equity method investment	500	1,457
Cash paid for interest			46,107	43,860
Trade payable due to vendor related to software acquired	2,903
Cash paid for income taxes			2,837	1,638
Supplemental disclosure of non-cash activities:
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			$ 3,151